Business Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Selected Financial Data for Our Business Segments

Year ended December 31,	Consumer Bank			Commercial Bank
Dollars in millions	2025	2024	2023	2025	2024	2023
SUMMARY OF OPERATIONS
Net interest income (TE)	$2,932	$2,926	$2,961	$2,665	$2,758	$2,982
Noninterest income	957	924	938	1,763	1,646	1,448
Total revenue (TE) (a)	3,889	3,850	3,899	4,428	4,404	4,430
Provision for credit losses	169	126	111	299	227	379
Personnel expense	902	849	832	784	734	702
Other direct noninterest expense	561	599	690	292	350	438
Support and overhead	1,333	1,263	1,256	839	758	673
Allocated income taxes (benefit) and TE adjustments	224	245	242	480	515	498
Income (loss) from continuing operations	700	768	768	1,734	1,820	1,740
Income (loss) from discontinued operations, net of taxes	—	—	—	—	—	—
Net income (loss)	$700	$768	$768	$1,734	$1,820	$1,740
AVERAGE BALANCES (b)
Loans and leases	$35,744	$38,744	$41,777	$69,409	$68,503	$75,795
Total assets (a)	38,760	41,613	44,593	79,107	77,966	85,873
Deposits	87,932	85,851	82,793	58,113	58,077	55,100
OTHER FINANCIAL DATA
Expenditures for additions to long-lived assets (a), (b)	$71	$75	$72	$4	$—	$3

Year ended December 31,	Other			Key
Dollars in millions	2025	2024	2023	2025	2024	2023
SUMMARY OF OPERATIONS
Net interest income (TE)	$(926)	$(1,874)	$(2,000)	$4,671	$3,810	$3,943
Noninterest income	122	(1,761)	84	2,842	809	2,470
Total revenue (TE) (a)	(804)	(3,635)	(1,916)	7,513	4,619	6,413
Provision for credit losses	3	(18)	(1)	471	335	489
Personnel expense	1,231	1,131	1,126	2,917	2,714	2,660
Other direct noninterest expense	933	882	946	1,786	1,831	2,074
Support and overhead	(2,172)	(2,021)	(1,929)	—	—	—
Allocated income taxes (benefit) and TE adjustments	(193)	(858)	(514)	511	(98)	226
Income (loss) from continuing operations	(606)	(2,751)	(1,544)	1,828	(163)	964
Income (loss) from discontinued operations, net of taxes	1	2	3	1	2	3
Net income (loss)	$(605)	$(2,749)	$(1,541)	$1,829	$(161)	$967
AVERAGE BALANCES (b)
Loans and leases	$507	$477	$432	$105,660	$107,724	$118,004
Total assets (a)	68,897	67,236	61,161	186,764	186,815	191,627
Deposits	3,231	2,227	6,166	149,276	146,155	144,059
OTHER FINANCIAL DATA
Expenditures for additions to long-lived assets (a), (b)	$69	$115	$118	$144	$190	$193
(a)Substantially all revenue generated by our reportable business segments is derived from clients that reside in the United States. Substantially all long-lived assets, including premises and equipment, capitalized software, and goodwill held by our reportable business segments, are located in the United States.
(b)From continuing operations.